Income Taxes - Income Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Pretax income in the Netherlands	$ 18,591	$ 14,551	$ 7,062
Pretax income from foreign operations	411,218	498,050	618,771
Income before income tax expense	$ 429,809	$ 512,601	$ 625,833